Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone: 484.583.8083

Email: Christina.Pron@lfg.com

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Registrant”)
File Nos.: 811-08090 and 033-70742

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the form of Prospectuses and Statements of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 205 (“PEA 205”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 29, 2020.

If you have any questions concerning PEA 205, please do not hesitate to contact the undersigned at 484.583.8083.

Sincerely,

/s/ Christina E. Pron

Christina E. Pron, Esq.

Senior Counsel—Funds Management

cc:    Ronald Holinsky, Esq.

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